Document and Entity Information	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	AVALARA, INC.
Entity Central Index Key	0001348036
Entity Emerging Growth Company	false
Entity File Number	001-38525
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1995935
Entity Address, Address Line One	255 South King Street, Suite 1800
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	826-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	AVLR
Name of each exchange on which registered	NYSE